CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Balance Sheets

Additionally, the guarantor and non-guarantor subsidiaries are presented on a combined basis.

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$2,887	$—	$1,516,952	$189,370	$—	$1,709,209
Restricted cash	367,645	—	—	305,336	—	672,981
Accounts receivables, net	—	—	320,929	—	—	320,929
Amounts due from affiliated companies	1,113	—	226	46	(63)	1,322
Intercompany receivables	77,471	7,523	110,062	164,479	(359,535)	—
Income tax receivable	266	—	—	—	—	266
Inventories	—	—	16,576	—	—	16,576
Prepaid expenses and other current assets	2,448	46	32,419	5,330	(12,500)	27,743

Total current assets	451,830	7,569	1,997,164	664,561	(372,098)	2,749,026

PROPERTY AND EQUIPMENT, NET	—	—	2,342,785	341,309	—	2,684,094
GAMING SUBCONCESSION, NET	—	—	542,268	—	—	542,268
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	4,123,067	3,088,129	4,446,983	1,214,081	(12,872,260)	—
ADVANCE TO INTERMEDIATE HOLDING COMPANY	—	—	—	281,567	(281,567)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	17,795	(17,795)	—
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	—	—	65,437	22,804	—	88,241
RESTRICTED CASH	—	—	—	741,683	—	741,683
DEFERRED TAX ASSETS	—	—	—	105	—	105
DEFERRED FINANCING COSTS	1,427	24,167	18,790	21,546	—	65,930
LAND USE RIGHTS, NET	—	—	391,419	598,565	—	989,984

TOTAL ASSETS	$4,576,324	$3,119,865	$9,890,981	$3,904,016	$(13,543,720)	$7,947,466

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$13,745	$—	$—	$13,745
Accrued expenses and other current liabilities	6,465	8,028	684,518	164,330	(12,500)	850,841
Income tax payable	—	—	5	1,186	—	1,191
Intercompany payables	181,371	—	40,564	137,590	(359,525)	—
Current portion of long-term debt	720,923	—	128,359	5,658	—	854,940
Amounts due to affiliated companies	59	—	899	54	(63)	949

Total current liabilities	908,818	8,028	868,090	308,818	(372,088)	1,721,666

LONG-TERM DEBT	—	593,967	886,370	859,587	—	2,339,924
OTHER LONG-TERM LIABILITIES	—	—	5,800	1,612	—	7,412
DEFERRED TAX LIABILITIES	—	—	16,498	49,852	—	66,350
ADVANCE FROM ULTIMATE HOLDING COMPANY	—	—	1,055,607	619,280	(1,674,887)	—
LOAN FROM INTERMEDIATE HOLDING COMPANY	—	—	582,869	—	(582,869)	—
ADVANCE FROM IMMEDIATE HOLDING COMPANY	—	—	—	299,362	(299,362)	—
ADVANCE FROM A SUBSIDIARY	281,567	17,795	—	—	(299,362)	—
LAND USE RIGHTS PAYABLE	—	—	—	71,358	—	71,358
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	3,385,939	2,500,075	6,475,747	1,694,147	(10,669,969)	3,385,939
Noncontrolling interests	—	—	—	—	354,817	354,817

TOTAL LIABILITIES AND EQUITY	$4,576,324	$3,119,865	$9,890,981	$3,904,016	$(13,543,720)	$7,947,466

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024
Accounts receivables, net	—	—	306,500	—	—	306,500
Amounts due from affiliated companies	1,551	—	299	46	(50)	1,846
Amount due from a shareholder	—	—	6	—	—	6
Intercompany receivables	49,889	7,822	59,500	171,217	(288,428)	—
Inventories	—	—	15,258	—	—	15,258
Prepaid expenses and other current assets	5,966	43	15,027	2,846	—	23,882

Total current assets	135,211	7,865	1,410,623	240,295	(288,478)	1,505,516

PROPERTY AND EQUIPMENT, NET	—	—	2,481,176	174,253	—	2,655,429
GAMING SUBCONCESSION, NET	—	—	599,505	—	—	599,505
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	3,415,113	2,599,928	4,114,259	381,420	(10,510,720)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	56,140	(56,140)	—
LONG-TERM PREPAYMENTS,
DEPOSITS AND OTHER ASSETS	135	—	71,742	981	—	72,858
RESTRICTED CASH	364,807	—	—	—	—	364,807
DEFERRED TAX ASSETS	—	—	—	24	—	24
DEFERRED FINANCING COSTS	5,159	11,637	25,942	—	—	42,738
LAND USE RIGHTS, NET	—	—	408,630	534,338	—	942,968

TOTAL ASSETS	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$12,023	$—	$—	$12,023
Accrued expenses and other current liabilities	8,317	8,046	519,114	53,242	—	588,719
Income tax payable	67	—	—	1,173	—	1,240
Intercompany payables	181,609	—	73,254	33,565	(288,428)	—
Amounts due to affiliated companies	52	—	1,032	103	(50)	1,137

Total current liabilities	190,045	8,046	605,423	88,083	(288,478)	603,119

LONG-TERM DEBT	718,085	593,166	1,014,729	—	—	2,325,980
OTHER LONG-TERM LIABILITIES	—	—	4,986	22,914	—	27,900
DEFERRED TAX LIABILITIES	—	—	16,900	53,128	—	70,028
ADVANCE FROM ULTIMATE
HOLDING COMPANY	—	—	1,066,119	341,934	(1,408,053)	—
LOAN FROM INTERMEDIATE
HOLDING COMPANY	—	—	580,630	—	(580,630)	—
ADVANCE FROM IMMEDIATE
HOLDING COMPANY	—	—	—	56,140	(56,140)	—
ADVANCE FROM A SUBSIDIARY	56,140	—	—	—	(56,140)	—
LAND USE RIGHTS PAYABLE	—	—	8,281	47,020	—	55,301
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	2,956,155	2,018,218	5,900,944	778,232	(8,697,394)	2,956,155
Noncontrolling interests	—	—	—	—	231,497	231,497

TOTAL LIABILITIES AND EQUITY	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

Condensed Consolidating Statements of Operations

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,934,761	$—	$—	$3,934,761
Rooms	—	—	119,994	—	(1,935)	118,059
Food and beverage	—	—	78,507	—	(5,789)	72,718
Entertainment, retail and others	—	—	104,673	997	(14,881)	90,789

Gross revenues	—	—	4,237,935	997	(22,605)	4,216,327
Less: promotional allowances	—	—	(138,314)	—	—	(138,314)

Net revenues	—	—	4,099,621	997	(22,605)	4,078,013

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,837,176)	—	2,414	(2,834,762)
Rooms	—	—	(14,989)	—	292	(14,697)
Food and beverage	—	—	(28,115)	—	584	(27,531)
Entertainment, retail and others	—	—	(72,184)	—	9,368	(62,816)
General and administrative	(26,164)	(88)	(231,503)	(68,122)	98,897	(226,980)
Pre-opening costs	—	—	(3,139)	(2,671)	25	(5,785)
Development costs	—	—	—	(11,099)	—	(11,099)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,653)	(40,258)	—	(59,911)
Depreciation and amortization	—	—	(257,650)	(3,799)	—	(261,449)
Property charges and others	—	—	(8,654)	—	—	(8,654)

Total operating costs and expenses	(26,164)	(88)	(3,530,300)	(125,949)	111,580	(3,570,921)

OPERATING (LOSS) INCOME	(26,164)	(88)	569,321	(124,952)	88,975	507,092

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(11,090)	1,438	(81,254)	(7,747)	—	(98,653)
Change in fair value of interest rate swap agreements	—	—	363	—	—	363
Other finance costs	(3,732)	(2,265)	(8,476)	(123)	—	(14,596)
Foreign exchange gain (loss), net	118	(1)	4,937	(369)	—	4,685
Other income, net	17,103	88	—	71,899	(88,975)	115
Costs associated with debt modification	—	(3,277)	—	—	—	(3,277)
Share of results of subsidiaries	441,112	485,962	(2)	—	(927,072)	—

Total non-operating income (expenses)	443,511	481,945	(84,432)	63,660	(1,016,047)	(111,363)

INCOME (LOSS) BEFORE INCOME TAX	417,347	481,857	484,889	(61,292)	(927,072)	395,729
INCOME TAX (EXPENSE) CREDIT	(144)	—	392	2,695	—	2,943

NET INCOME (LOSS)	417,203	481,857	485,281	(58,597)	(927,072)	398,672
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	18,531	18,531

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$417,203	$481,857	$485,281	$(58,597)	$(908,541)	$417,203

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries(1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,679,423	$—	$—	$3,679,423
Rooms	—	—	105,565	—	(2,556)	103,009
Food and beverage	—	—	68,409	—	(6,569)	61,840
Entertainment, retail and others	—	—	96,085	47	(9,965)	86,167

Gross revenues	—	—	3,949,482	47	(19,090)	3,930,439
Less: promotional allowances	—	—	(99,592)	—	—	(99,592)

Net revenues	—	—	3,849,890	47	(19,090)	3,830,847

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,701,999)	—	3,018	(2,698,981)
Rooms	—	—	(18,631)	—	384	(18,247)
Food and beverage	—	—	(34,699)	—	505	(34,194)
Entertainment, retail and others	—	—	(71,151)	—	12,747	(58,404)
General and administrative	(19,474)	(182)	(216,640)	(61,162)	77,234	(220,224)
Pre-opening costs	—	—	(1,556)	(1,138)	4	(2,690)
Development costs	—	—	—	(1,110)	—	(1,110)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,525)	(14,876)	—	(34,401)
Depreciation and amortization	—	—	(257,414)	(1,810)	—	(259,224)
Property charges and others	(1,000)	—	(25)	—	—	(1,025)

Total operating costs and expenses	(20,474)	(182)	(3,378,877)	(80,096)	93,892	(3,385,737)

OPERATING (LOSS) INCOME	(20,474)	(182)	471,013	(80,049)	74,802	445,110

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(8,377)	1,290	(101,502)	(1,086)	—	(109,675)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	—	(4,310)	—	—	(4,310)
Change in fair value of interest rate swap agreements	—	—	3,947	—	—	3,947
Other finance costs	(2,260)	(1,815)	(11,539)	—	—	(15,614)
Foreign exchange loss, net	(293)	—	(1,445)	(33)	—	(1,771)
Other income, net	14,812	182	—	63,472	(74,802)	3,664
Listing expenses	(8,950)	—	—	—	—	(8,950)
Loss on extinguishment of debt	—	—	(25,193)	—	—	(25,193)
Share of results of subsidiaries	320,809	332,536	(1)	—	(653,344)	—

Total non-operating income (expenses)	315,741	332,193	(140,043)	62,353	(728,146)	(157,902)

INCOME (LOSS) BEFORE INCOME TAX	295,267	332,011	330,970	(17,696)	(653,344)	287,208
INCOME TAX (EXPENSE) CREDIT	(611)	—	915	1,332	—	1,636

NET INCOME (LOSS)	294,656	332,011	331,885	(16,364)	(653,344)	288,844
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	5,812	5,812

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$294,656	$332,011	$331,885	$(16,364)	$(647,532)	$294,656

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2010

				Non-
			Guarantor	guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$2,550,542	$—	$—	$2,550,542
Rooms	—	—	86,165	—	(2,447)	83,718
Food and beverage	—	—	61,738	—	(5,059)	56,679
Entertainment, retail and others	—	—	33,692	194	(1,207)	32,679

Gross revenues	—	—	2,732,137	194	(8,713)	2,723,618
Less: promotional allowances	—	—	(81,642)	—	—	(81,642)

Net revenues	—	—	2,650,495	194	(8,713)	2,641,976

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,951,336)	—	2,312	(1,949,024)
Rooms	—	—	(16,674)	—	542	(16,132)
Food and beverage	—	—	(33,263)	—	365	(32,898)
Entertainment, retail and others	—	—	(25,332)	—	5,556	(19,776)
General and administrative	(14,985)	(19)	(197,478)	(47,268)	59,920	(199,830)
Pre-opening costs	—	—	(18,972)	—	324	(18,648)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,522)	—	—	(19,522)
Depreciation and amortization	—	—	(234,427)	(1,879)	—	(236,306)
Property charges and others	—	—	(91)	—	—	(91)

Total operating costs and expenses	(14,985)	(19)	(2,554,332)	(49,147)	69,019	(2,549,464)

OPERATING (LOSS) INCOME	(14,985)	(19)	96,163	(48,953)	60,306	92,512

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(236)	759	(93,499)	23	—	(92,953)
Other finance costs	—	(1,134)	(9,357)	—	—	(10,491)
Foreign exchange (loss) gain, net	(41)	(179)	2,042	1,741	—	3,563
Other income, net	11,257	19	391	49,713	(60,306)	1,074
Costs associated with debt modification	—	—	(3,310)	—	—	(3,310)
Share of results of subsidiaries	(6,129)	(7,298)	(1)	—	13,428	—

Total non-operating income (expenses)	4,851	(7,833)	(103,734)	51,477	(46,878)	(102,117)

(LOSS) INCOME BEFORE INCOME TAX	(10,134)	(7,852)	(7,571)	2,524	13,428	(9,605)
INCOME TAX EXPENSES	(391)	—	(166)	(363)	—	(920)

NET (LOSS) INCOME	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)

Condensed Consolidating Statements of Cash Flows

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(9,536)	$(2,983)	$874,819	$87,933	$—	$950,233

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(277,945)	—	—	—	277,945	—
Repayment of advance to a subsidiary	10,512	—	—	—	(10,512)	—
Amounts due from subsidiaries	(26,975)	—	—	—	26,975	—
Advance to ultimate holding company	—	—	—	(225,427)	225,427	—
Advance to intermediate holding company	—	—	—	(17,795)	17,795	—
Advance to a subsidiary	—	—	(243,222)	—	243,222	—
Changes in restricted cash	—	—	—	(1,047,019)	—	(1,047,019)
Acquisition of property and equipment	—	—	(92,263)	(128,217)	—	(220,480)
Payment for land use rights	—	—	(18,402)	(35,428)	—	(53,830)
Deposits for acquisition of property and equipment	—	—	(7,708)	—	—	(7,708)
Net payment for acquisition of assets and liabilities	—	—	—	(5,315)	—	(5,315)
Payment for entertainment production costs	—	—	(1,788)	—	—	(1,788)
Proceeds from sale of property and equipment	—	—	422	—	—	422

Net cash used in investing activities	(294,408)	—	(362,961)	(1,459,201)	780,852	(1,335,718)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	277,945	(277,945)	—
Repayment of advance from ultimate holding company	—	—	(10,512)	—	10,512	—
Amount due to ultimate holding company	—	—	1,831	25,144	(26,975)	—
Advance from immediate holding company	—	—	—	243,222	(243,222)	—
Advance from a subsidiary	225,427	17,795	—	—	(243,222)	—
Payment of deferred financing costs	—	(14,812)	(258)	(15,227)	—	(30,297)
Deferred payment for acquisition of assets and liabilities	—	—	—	(25,000)	—	(25,000)
Prepayment of deferred financing costs	—	—	—	(18,812)	—	(18,812)
Principal payments on long-term debt	—	—	—	(2,755)	—	(2,755)
Proceeds from long-term debt	—	—	—	868,000	—	868,000
Capital contribution from noncotnrolling interests	—	—	—	140,000	—	140,000
Proceeds from exercise of share options	3,599	—	—	—	—	3,599

Net cash provided by (used in) financing activities	229,026	2,983	(8,939)	1,492,517	(780,852)	934,735

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	1,935	—	1,935

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	—	502,919	123,184	—	551,185
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	—	1,014,033	66,186	—	1,158,024

CASH AND CASH EQUIVALENTS AT END OF YEAR	$2,887	$—	$1,516,952	$189,370	$—	$1,709,209

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(11,098)	$166	$741,867	$13,725	$—	$744,660

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(330,680)	—	—	—	330,680	—
Repayment of advance to a subsidiary	11,126	—	—	—	(11,126)	—
Amounts due from subsidiaries	(1,825)	—	—	—	1,825	—
Advance to ultimate holding company	—	—	—	(56,140)	56,140	—
Advance to a subsidiary	—	—	(56,140)	—	56,140	—
Net payment for acquisition of assets and liabilities	—	—	—	(290,058)	—	(290,058)
Changes in restricted cash	(353,278)	—	167,286	—	—	(185,992)
Acquisition of property and equipment	—	—	(73,791)	(16,477)	—	(90,268)
Payment for land use right	—	—	(15,271)	—	—	(15,271)
Deposits for acquisition of property and equipment	—	—	(3,962)	—	—	(3,962)
Payment for entertainment production costs	—	—	(70)	—	—	(70)
Proceeds from sale of property and equipment	—	—	233	—	—	233

Net cash (used in) provided by investing activities	(674,657)	—	18,285	(362,675)	433,659	(585,388)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	330,680	(330,680)	—
Repayment of advance from ultimate holding company	—	—	(11,126)	—	11,126	—
Amount due to ultimate holding company	—	—	386	1,439	(1,825)	—
Advance from immediate holding company	—	—	—	56,140	(56,140)	—
Advance from a subsidiary	56,140	—	—	—	(56,140)	—
Principal payments on long-term debt	—	—	(117,076)	—	—	(117,076)
Payment of deferred financing costs	(6,899)	(166)	(29,070)	—	—	(36,135)
Proceeds from long-term debt	706,556	—	—	—	—	706,556
Proceeds from exercise of share options	4,565	—	—	—	—	4,565

Net cash provided by (used in) financing activities	760,362	(166)	(156,886)	388,259	(433,659)	557,910

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	(1,081)	—	(1,081)

NET INCREASE IN CASH AND CASH EQUIVALENTS	74,607	—	603,266	38,228	—	716,101
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,198	—	410,767	27,958	—	441,923

CASH AND CASH EQUIVALENTS AT END OF YEAR	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7,623	$(238)	$383,056	$11,514	$—	$401,955

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(25,777)	(577,441)	—	—	603,218	—
Amounts due from subsidiaries	(13,006)	—	—	—	13,006	—
Acquisition of property and equipment	—	—	(196,624)	(761)	—	(197,385)
Deposits for acquisition of property and equipment	—	—	(5,224)	—	—	(5,224)
Payment for entertainment production costs	—	—	(27,116)	—	—	(27,116)
Changes in restricted cash	—	—	65,799	3,338	—	69,137
Payment for land use right	—	—	(29,802)	—	—	(29,802)
Proceeds from sale of property and equipment	—	—	80	—	—	80

Net cash (used in) provided by investing activities	(38,783)	(577,441)	(192,887)	2,577	616,224	(190,310)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	(14,346)	(8,598)	—	—	(22,944)
Advance from ultimate holding company	—	—	25,777	—	(25,777)	—
Amount due to ultimate holding company	—	(1)	323	12,684	(13,006)	—
Advance from intermediate holding company	—	—	577,441	—	(577,441)	—
Proceeds from long-term debt	—	592,026	—	—	—	592,026
Principal payments on long-term debt	—	—	(551,402)	—	—	(551,402)

Net cash provided by financing activities	—	577,679	43,541	12,684	(616,224)	17,680

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(31,160)	—	233,710	26,775	—	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,358	—	177,057	1,183	—	212,598

CASH AND CASH EQUIVALENTS AT END OF YEAR	$3,198	$—	$410,767	$27,958	$—	$441,923

Condensed Consolidating Statements of Comprehensive Income

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net income (loss)	$417,203	$481,857	$485,281	$(58,597)	$(927,072)	$398,672
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	—	—	16	(16)	16
Change in fair value of forward exchange rate contracts	99	—	—	—	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)	—	—	—	—	(138)

Other comprehensive (loss) income	(23)	—	—	16	(16)	(23)

Total comprehensive income (loss)	417,180	481,857	485,281	(58,581)	(927,088)	398,649
Comprehensive loss attributable to noncontrolling interests	—	—	—	—	18,540	18,540

Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$417,180	$481,857	$485,281	$(58,581)	$(908,548)	$417,189

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net income (loss)	$294,656	$332,011	$331,885	$(16,364)	$(653,344)	$288,844
Other comprehensive income (loss):
Foreign currency translation adjustment	(149)	—	—	(149)	149	(149)
Change in fair value of interest rate swap agreements	6,111	6,111	6,111	—	(12,222)	6,111
Change in fair value of forward exchange rate contracts	39	—	—	—	—	39
Reclassification to earnings upon discontinuance of hedge accounting	4,310	4,310	4,310	—	(8,620)	4,310

Other comprehensive income (loss)	10,311	10,421	10,421	(149)	(20,693)	10,311

Total comprehensive income (loss)	304,967	342,432	342,306	(16,513)	(674,037)	299,155
Comprehensive loss attributable to noncontrolling interests	—	—	—	—	5,812	5,812

Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$304,967	$342,432	$342,306	$(16,513)	$(668,225)	$304,967

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net (loss) income	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)
Other comprehensive income:
Foreign currency translation adjustment	32	—	—	32	(32)	32
Change in fair value of interest rate swap agreements	17,657	17,657	17,657	—	(35,314)	17,657

Other comprehensive income	17,689	17,657	17,657	32	(35,346)	17,689

Total comprehensive income	$7,164	$9,805	$9,920	$2,193	$(21,918)	$7,164